Segment information	12 Months Ended
Sep. 30, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
14.	Segment information

The Company has two operating segments that have similar economic characteristics which are aggregated into a single reportable segment based on the manner in which the Company has organized its operations and provision of financial information to senior management.

The Company’s sales by geographical area are as follows:

Description	2011	2010	2009

Canada	$4,767,164	$5,066,465	$4,335,350
United States	14,359,639	14,727,823	13,051,874
United Kingdom	4,319,187	5,202,034	6,632,330
Other	240,361	360,248	427,015

Total	$23,686,351	$25,356,570	$24,446,569

Revenue is attributable to the geographic location of the Company’s customer.  As at September 30, 2011 and September 30, 2010, the Company’s assets by geographical location are as follows:

	Canada	United Kingdom	Total
September 30, 2011
Property and equipment	$5,137,362	$2,788	$5,140,150
Goodwill and intangible assets	$354,892	$902,385	$1,257,277

September 30, 2010
Property and equipment	$5,216,602	$14,227	$5,230,829
Goodwill and intangible assets	$77,382	$1,697,316	$1,774,698

Major customergroups representing 10% or more of the Company’s sales for the year are as follows:

Description	2011	2010	2009

Customer A	$5,877,636	$6,350,030	$5,855,497
Customer B	$3,286,226	$3,322,722	$2,737,662
Customer C	$2,330,245	$2,489,571	$2,894,856
Customer D	$9,562,959	$9,863,654	$9,134,532